Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Key Management Including Board Of Directors And Executive Management Compensation Expenses

Key management, including the Board of Directors and the executive management team, compensation expenses were:

in CHF thousands	For the years ended December 31,
	2024	2023	2022
Salaries, cash compensation and other short-term benefits	4,902	3,067	3,506
Pension expense	398	320	227
Share-based compensation expense	7,480	2,543	535
Total	12,780	5,930	4,268